PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 95.5% of Net Assets
	Aerospace & Defense – 1.7%
169,353	Boeing Co. (The)(a)	$25,257,306
47,308	HEICO Corp.(a)	3,529,650
40,717	Huntington Ingalls Industries, Inc.(a)	7,419,045
177,750	Raytheon Co.(a)	23,311,913
34,942	TransDigm Group, Inc.(a)	11,188,079
504,019	United Technologies Corp.(a)	47,544,112

		118,250,105

	Air Freight & Logistics – 0.5%
323,170	United Parcel Service, Inc., Class B(a)	30,190,541
36,648	XPO Logistics, Inc.(a)(b)	1,786,590

		31,977,131

	Airlines – 0.1%
114,668	Alaska Air Group, Inc.(a)	3,264,598
199,831	JetBlue Airways Corp.(a)(b)	1,788,487
153,351	United Airlines Holdings, Inc.(a)(b)	4,838,224

		9,891,309

	Auto Components – 0.1%
61,675	Autoliv, Inc.(a)	2,837,667
117,162	Cooper Tire & Rubber Co.(a)	1,909,740

		4,747,407

	Automobiles – 0.2%
2,014,866	Ford Motor Co.(a)	9,731,803
2,276	Tesla, Inc.(a)(b)	1,192,624

		10,924,427

	Banks – 4.0%
147,428	Associated Banc-Corp(a)	1,885,604
4,697,602	Bank of America Corp.(a)	99,730,090
1,328,280	Citigroup, Inc.(a)	55,947,154
1,013,837	Huntington Bancshares, Inc.(a)	8,323,602
1,120,570	JPMorgan Chase & Co.(a)	100,884,917
106,660	Old National Bancorp(a)	1,406,845
31,007	Signature Bank(a)	2,492,653

		270,670,865

	Beverages – 2.1%
1,298,403	Coca-Cola Co. (The)(a)	57,454,333
174,722	Monster Beverage Corp.(a)(b)	9,829,860
630,063	PepsiCo, Inc.(a)	75,670,566

		142,954,759

	Biotechnology – 2.3%
617,449	AbbVie, Inc.(a)	47,043,439
224,458	Amgen, Inc.(a)	45,504,370
70,892	Biogen, Inc.(a)(b)	22,428,811

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
44,301	Exact Sciences Corp.(a)(b)	$2,569,458
75,112	Ionis Pharmaceuticals, Inc.(a)(b)	3,551,296
33,450	Seattle Genetics, Inc.(a)(b)	3,859,461
133,161	Vertex Pharmaceuticals, Inc.(a)(b)	31,685,660

		156,642,495

	Building Products – 0.2%
170,086	A.O. Smith Corp.(a)	6,430,952
20,800	Lennox International, Inc.(a)	3,781,232

		10,212,184

	Capital Markets – 1.8%
460,652	Charles Schwab Corp. (The)(a)	15,487,120
172,714	Eaton Vance Corp.(a)	5,570,027
14,601	FactSet Research Systems, Inc.(a)	3,806,189
272,223	Intercontinental Exchange, Inc.(a)	21,982,007
107,612	Legg Mason, Inc.(a)	5,256,846
594,129	Morgan Stanley(a)	20,200,386
55,210	MSCI, Inc.(a)	15,953,482
115,529	S&P Global, Inc.(a)	28,310,381
137,333	TD Ameritrade Holding Corp.(a)	4,759,962

		121,326,400

	Chemicals – 1.4%
83,434	Ashland Global Holdings, Inc.(a)	4,177,540
146,408	Celanese Corp.(a)	10,744,883
421,580	Corteva, Inc.(a)	9,907,130
397,277	Dow, Inc.(a)	11,616,380
400,930	DuPont de Nemours, Inc.(a)	13,671,713
213,957	Eastman Chemical Co.(a)	9,966,117
31,084	Ingevity Corp.(a)(b)	1,094,157
83,709	International Flavors & Fragrances, Inc.(a)	8,545,015
171,772	LyondellBasell Industries NV, Class A(a)	8,525,044
320,035	Mosaic Co. (The)(a)	3,462,779
231,848	Olin Corp.(a)	2,705,666
95,921	RPM International, Inc.(a)	5,707,300
217,893	Valvoline, Inc.(a)	2,852,219

		92,975,943

	Commercial Services & Supplies – 0.5%
122,157	Copart, Inc.(a)(b)	8,370,198
79,996	Waste Connections, Inc.(a)	6,199,690
244,724	Waste Management, Inc.(a)	22,651,653

		37,221,541

	Communications Equipment – 1.1%
1,514,269	Cisco Systems, Inc.(a)	59,525,914
97,324	Motorola Solutions, Inc.(a)	12,936,306

		72,462,220

Shares	Description	Value (†)
Common Stocks – continued
	Construction Materials – 0.2%
65,483	Martin Marietta Materials, Inc.(a)	$12,391,348

	Consumer Finance – 0.3%
121,623	Ally Financial, Inc.(a)	1,755,020
244,652	Discover Financial Services(a)	8,726,737
430,086	Synchrony Financial(a)	6,920,083

		17,401,840

	Containers & Packaging – 0.4%
73,855	Avery Dennison Corp.(a)	7,523,609
86,722	Crown Holdings, Inc.(a)(b)	5,033,345
120,681	Sonoco Products Co.(a)	5,593,564
236,384	WestRock Co.(a)	6,680,212

		24,830,730

	Distributors – 0.1%
109,251	Genuine Parts Co.(a)	7,355,870

	Diversified Consumer Services – 0.0%
67,454	Service Corp. International(a)	2,638,126

	Diversified Financial Services – 2.2%
777,898	Berkshire Hathaway, Inc., Class B(a)(b)	142,223,091
133,431	Voya Financial, Inc.(a)	5,410,627

		147,633,718

	Diversified Telecommunication Services – 2.3%
2,493,870	AT&T, Inc.(a)	72,696,310
586,963	CenturyLink, Inc.(a)	5,552,670
1,425,764	Verizon Communications, Inc.(a)	76,606,300

		154,855,280

	Electric Utilities – 1.9%
408,300	Alliant Energy Corp.(a)	19,716,807
486,414	American Electric Power Co., Inc.(a)	38,903,392
179,101	Edison International(a)	9,812,944
277,148	Entergy Corp.(a)	26,043,597
397,024	Evergy, Inc.(a)	21,856,171
112,252	Hawaiian Electric Industries, Inc.(a)	4,832,449
154,286	OGE Energy Corp.(a)	4,741,209

		125,906,569

	Electrical Equipment – 0.8%
332,557	Eaton Corp. PLC(a)	25,836,353
422,444	Emerson Electric Co.(a)	20,129,457
50,567	Hubbell, Inc.(a)	5,802,057

		51,767,867

	Electronic Equipment, Instruments & Components – 0.4%
97,069	CDW Corp.(a)	9,053,626
474,965	Corning, Inc.(a)	9,755,781
128,069	Trimble, Inc.(a)(b)	4,076,436
33,350	Zebra Technologies Corp., Class A(a)(b)	6,123,060

		29,008,903

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – 0.2%
1,256,206	Halliburton Co.(a)	$8,605,011
132,093	Helmerich & Payne, Inc.(a)	2,067,256

		10,672,267

	Entertainment – 2.2%
294,667	Activision Blizzard, Inc.(a)	17,526,793
104,880	Live Nation Entertainment, Inc.(a)(b)	4,767,845
147,284	Netflix, Inc.(a)(b)	55,305,142
11,174	Roku, Inc.(a)(b)	977,501
57,762	Take-Two Interactive Software, Inc.(a)(b)	6,851,151
677,258	Walt Disney Co. (The)(a)	65,423,123

		150,851,555

	Food & Staples Retailing – 1.8%
26,487	Casey’s General Stores, Inc.(a)	3,509,263
200,418	Costco Wholesale Corp.(a)	57,145,184
20,166	U.S. Foods Holding Corp.(a)(b)	357,140
560,048	Walmart, Inc.(a)	63,632,654

		124,644,241

	Food Products – 0.8%
74,645	Bunge Ltd.(a)	3,062,684
40,185	Ingredion, Inc.(a)	3,033,968
97,614	Lamb Weston Holdings, Inc.(a)	5,573,759
791,286	Mondelez International, Inc., Class A(a)	39,627,603
43,185	Post Holdings, Inc.(a)(b)	3,583,060

		54,881,074

	Gas Utilities – 0.1%
78,512	National Fuel Gas Co.(a)	2,927,713
202,832	UGI Corp.(a)	5,409,529

		8,337,242

	Health Care Equipment & Supplies – 3.4%
656,628	Abbott Laboratories(a)	51,814,515
36,809	Align Technology, Inc.(a)(b)	6,402,926
255,400	Baxter International, Inc.(a)	20,735,926
636,298	Boston Scientific Corp.(a)(b)	20,762,404
10,497	DexCom, Inc.(a)(b)	2,826,527
96,324	Edwards Lifesciences Corp.(a)(b)	18,168,633
220,959	Hologic, Inc.(a)(b)	7,755,661
49,802	Intuitive Surgical, Inc.(a)(b)	24,662,448
504,998	Medtronic PLC(a)	45,540,720
95,263	ResMed, Inc.(a)	14,031,287
55,109	STERIS PLC(a)	7,713,607
32,022	Teleflex, Inc.(a)	9,377,963

		229,792,617

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – 2.8%
111,059	Anthem, Inc.(a)	$25,214,835
156,641	Cigna Corp.(a)	27,753,652
506,217	CVS Health Corp.(a)	30,033,855
149,559	HCA Healthcare, Inc.(a)	13,437,876
16,707	Molina Healthcare, Inc.(a)(b)	2,334,135
341,212	UnitedHealth Group, Inc.(a)	85,091,449
66,494	Universal Health Services, Inc., Class B(a)	6,588,226

		190,454,028

	Health Care Technology – 0.1%
35,189	Veeva Systems, Inc., Class A(a)(b)	5,502,504

	Hotels, Restaurants & Leisure – 1.3%
97,014	Aramark(a)	1,937,370
10,490	Domino’s Pizza, Inc.(a)	3,399,494
65,950	Dunkin’ Brands Group, Inc.(a)	3,501,945
53,951	Hilton Grand Vacations, Inc.(a)(b)	850,807
190,367	Hilton Worldwide Holdings, Inc.(a)	12,990,644
339,491	McDonald’s Corp.(a)	56,134,837
69,731	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	864,665
78,411	Restaurant Brands International, Inc.(a)	3,138,792
12,225	Vail Resorts, Inc.(a)	1,805,755
208,390	Wendy’s Co. (The)(a)	3,100,843

		87,725,152

	Household Durables – 0.4%
269,772	Lennar Corp., Class A(a)	10,305,291
286,657	Newell Brands, Inc.(a)	3,806,805
3,721	NVR, Inc.(a)(b)	9,559,658
174,272	Toll Brothers, Inc.(a)	3,354,736

		27,026,490

	Household Products – 1.7%
1,020,568	Procter & Gamble Co. (The)(a)	112,262,480

	Industrial Conglomerates – 1.2%
269,576	3M Co.(a)	36,799,820
347,993	Honeywell International, Inc.(a)	46,557,983

		83,357,803

	Insurance – 1.8%
450,914	Aflac, Inc.(a)	15,439,295
11,213	Alleghany Corp.(a)	6,193,501
277,039	Allstate Corp. (The)(a)	25,412,787
40,979	American Financial Group, Inc.(a)	2,871,808
150,223	Aon PLC(a)	24,792,804
325,202	Arch Capital Group Ltd.(a)(b)	9,255,249
249,662	Arthur J. Gallagher & Co.(a)	20,349,950
74,687	Fidelity National Financial, Inc.(a)	1,858,213
137,456	Lincoln National Corp.(a)	3,617,842
51,889	RenaissanceRe Holdings Ltd.(a)	7,748,065
294,491	Unum Group(a)	4,420,310

		121,959,824

Shares	Description	Value (†)
Common Stocks – continued
	Interactive Media & Services – 5.2%
76,412	Alphabet, Inc., Class A(a)(b)	$88,786,923
108,333	Alphabet, Inc., Class C(a)(b)	125,970,696
811,480	Facebook, Inc., Class A(a)(b)	135,354,864
32,429	Zillow Group, Inc., Class C(a)(b)	1,168,093

		351,280,576

	Internet & Direct Marketing Retail – 4.2%
130,319	Amazon.com, Inc.(a)(b)	254,085,561
14,908	Booking Holdings, Inc.(a)(b)	20,056,030
321,121	eBay, Inc.(a)	9,652,897
4,001	MercadoLibre, Inc.(a)(b)	1,954,809

		285,749,297

	IT Services – 5.4%
268,278	Automatic Data Processing, Inc.(a)	36,668,237
39,904	Black Knight, Inc.(a)(b)	2,316,826
252,583	Cognizant Technology Solutions Corp., Class A(a)	11,737,532
276,661	Fidelity National Information Services, Inc.(a)	33,653,044
90,261	Leidos Holdings, Inc.(a)	8,272,421
369,919	MasterCard, Inc., Class A(a)	89,357,634
226,844	Paychex, Inc.(a)	14,273,025
451,991	PayPal Holdings, Inc.(a)(b)	43,273,618
27,885	Twilio, Inc., Class A(a)(b)	2,495,429
103,624	VeriSign, Inc.(a)(b)	18,661,646
649,370	Visa, Inc., Class A(a)	104,626,494

		365,335,906

	Leisure Products – 0.0%
1,696	Polaris, Inc.(a)	81,662

	Life Sciences Tools & Services – 0.9%
83,342	Illumina, Inc.(a)(b)	22,762,367
23,770	Mettler-Toledo International, Inc.(a)(b)	16,413,423
58,491	PRA Health Sciences, Inc.(a)(b)	4,857,093
80,763	Waters Corp.(a)(b)	14,702,904

		58,735,787

	Machinery – 1.5%
271,409	Caterpillar, Inc.(a)	31,494,300
126,977	Cummins, Inc.(a)	17,182,528
141,854	Deere & Co.(a)	19,598,549
95,544	Parker-Hannifin Corp.(a)	12,394,923
162,604	Pentair PLC(a)	4,839,095
45,690	Snap-on, Inc.(a)	4,971,986
63,733	Timken Co. (The)(a)	2,061,125
16,437	Woodward, Inc.(a)	977,015
167,112	Xylem, Inc.(a)	10,884,005

		104,403,526

Shares	Description	Value (†)
Common Stocks – continued
	Media – 1.1%
1,548,208	Comcast Corp., Class A(a)	$53,227,391
33,220	Liberty Broadband Corp., Class C(a)(b)	3,678,118
160,587	Liberty Global PLC, Class C(a)(b)	2,522,822
68,742	Liberty Latin America Ltd., Class C(a)(b)	705,293
230,860	News Corp., Class B(a)	2,075,431
122,784	Omnicom Group, Inc.(a)	6,740,842
1,021,497	Sirius XM Holdings, Inc.(a)	5,046,195

		73,996,092

	Metals & Mining – 0.2%
229,727	Southern Copper Corp.(a)	6,469,112
240,006	Steel Dynamics, Inc.(a)	5,409,735
81,631	Worthington Industries, Inc.(a)	2,142,814

		14,021,661

	Multi-Utilities – 1.3%
260,977	Ameren Corp.(a)	19,006,955
301,545	CenterPoint Energy, Inc.(a)	4,658,870
246,883	Consolidated Edison, Inc.(a)	19,256,874
339,466	Public Service Enterprise Group, Inc.(a)	15,245,418
359,792	WEC Energy Group, Inc.(a)	31,708,469

		89,876,586

	Multiline Retail – 0.3%
107,086	Nordstrom, Inc.(a)	1,642,699
234,069	Target Corp.(a)	21,761,395

		23,404,094

	Oil, Gas & Consumable Fuels – 2.5%
180,609	Apache Corp.(a)	754,946
139,216	Cheniere Energy, Inc.(a)(b)	4,663,736
752,609	Chevron Corp.(a)	54,534,048
437,347	ConocoPhillips(a)	13,470,288
1,593,951	Exxon Mobil Corp.(a)	60,522,319
89,664	HollyFrontier Corp.(a)	2,197,665
292,471	Marathon Petroleum Corp.(a)	6,908,165
231,554	ONEOK, Inc.(a)	5,050,193
205,313	Phillips 66(a)	11,015,042
156,053	Valero Energy Corp.(a)	7,078,564

		166,194,966

	Personal Products – 0.0%
29,528	Herbalife Nutrition Ltd.(a)(b)	861,036

	Pharmaceuticals – 5.0%
842,722	Bristol-Myers Squibb Co.(a)	46,973,324
330,611	Eli Lilly & Co.(a)	45,862,358
25,380	Jazz Pharmaceuticals PLC(a)(b)	2,531,401

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
875,077	Johnson & Johnson(a)	$114,748,847
892,892	Merck & Co., Inc.(a)	68,699,111
1,922,082	Pfizer, Inc.(a)	62,736,756

		341,551,797

	Professional Services – 0.2%
15,684	CoStar Group, Inc.(a)(b)	9,209,802
6,095	ManpowerGroup, Inc.(a)	322,974
53,234	TransUnion(a)	3,523,026

		13,055,802

	REITs - Apartments – 0.9%
372,220	American Homes 4 Rent, Class A(a)	8,635,504
145,920	Camden Property Trust(a)	11,562,701
618,355	Invitation Homes, Inc.(a)	13,214,246
674,672	UDR, Inc.(a)	24,652,515

		58,064,966

	REITs - Diversified – 0.4%
599,830	Duke Realty Corp.(a)	19,422,495
169,510	W.P. Carey, Inc.(a)	9,845,141

		29,267,636

	REITs - Health Care – 0.3%
260,504	Healthcare Realty Trust, Inc.(a)	7,275,876
453,565	Medical Properties Trust, Inc.(a)	7,842,139
148,089	Sabra Health Care REIT, Inc.(a)	1,617,132
176,385	Ventas, Inc.(a)	4,727,118

		21,462,265

	REITs - Hotels – 0.0%
136,174	Park Hotels & Resorts, Inc.(a)	1,077,136

	REITs - Manufactured Homes – 0.2%
113,280	Sun Communities, Inc.(a)	14,143,008

	REITs - Mortgage – 0.1%
722,630	Annaly Capital Management, Inc.(a)	3,663,734

	REITs - Office Property – 0.1%
146,251	Kilroy Realty Corp.(a)	9,316,189
52,998	Mack-Cali Realty Corp.(a)	807,159

		10,123,348

	REITs - Shopping Centers – 0.1%
208,433	Regency Centers Corp.(a)	8,010,080

	REITs - Single Tenant – 0.1%
263,632	National Retail Properties, Inc.(a)	8,486,314

	REITs - Storage – 0.3%
252,241	CubeSmart(a)	6,757,537
152,220	Extra Space Storage, Inc.(a)	14,576,587

		21,334,124

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – 0.9%
23,108	Canadian Pacific Railway Ltd.(a)	$5,074,286
391,922	CSX Corp.(a)	22,457,131
97,914	J.B. Hunt Transport Services, Inc.(a)	9,030,608
75,537	Lyft, Inc., Class A(a)(b)	2,028,168
136,686	Old Dominion Freight Line, Inc.(a)	17,941,404
137,203	Uber Technologies, Inc.(a)(b)	3,830,708

		60,362,305

	Semiconductors & Semiconductor Equipment – 4.5%
430,692	Advanced Micro Devices, Inc.(a)(b)	19,587,872
211,212	Analog Devices, Inc.(a)	18,935,156
147,935	Broadcom, Inc.(a)	35,075,389
1,397,200	Intel Corp.(a)	75,616,464
156,764	Marvell Technology Group Ltd.(a)	3,547,569
455,355	Micron Technology, Inc.(a)(b)	19,152,231
218,965	NVIDIA Corp.(a)	57,719,174
455,687	QUALCOMM, Inc.(a)	30,827,226
185,608	Teradyne, Inc.(a)	10,054,385
364,614	Texas Instruments, Inc.(a)	36,435,877

		306,951,343

	Software – 8.2%
201,189	Adobe, Inc.(a)(b)	64,026,387
59,174	ANSYS, Inc.(a)(b)	13,756,180
188,193	Cadence Design Systems, Inc.(a)(b)	12,428,266
81,683	Fortinet, Inc.(a)(b)	8,263,869
2,378,603	Microsoft Corp.(a)	375,129,479
114,308	Nuance Communications, Inc.(a)(b)	1,918,088
777,025	Oracle Corp.(a)	37,553,618
15,761	Palo Alto Networks, Inc.(a)(b)	2,584,174
30,525	Paycom Software, Inc.(a)(b)	6,166,355
41,380	PTC, Inc.(a)(b)	2,532,870
79,228	ServiceNow, Inc.(a)(b)	22,705,160
59,730	SS&C Technologies Holdings, Inc.(a)	2,617,369
36,208	Workday, Inc., Class A(a)(b)	4,715,006
12,003	Zoom Video Communications, Inc., Class A(a)(b)	1,753,878

		556,150,699

	Specialty Retail – 2.2%
112,737	American Eagle Outfitters, Inc.(a)	896,259
17,696	Burlington Stores, Inc.(a)(b)	2,804,108
15,592	Five Below, Inc.(a)(b)	1,097,365
38,409	Foot Locker, Inc.(a)	846,919
412,974	Home Depot, Inc. (The)(a)	77,106,376
300,568	Lowe’s Cos., Inc.(a)	25,863,876
78,090	Tiffany & Co.(a)	10,112,655
588,484	TJX Cos., Inc. (The)(a)	28,135,420

		146,862,978

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – 5.0%
1,324,557	Apple, Inc.(a)	$336,821,600
34,250	Dell Technologies, Inc., Class C(a)(b)	1,354,587

		338,176,187

	Textiles, Apparel & Luxury Goods – 0.7%
34,840	Lululemon Athletica, Inc.(a)(b)	6,603,922
491,043	NIKE, Inc., Class B(a)	40,628,898

		47,232,820

	Tobacco – 1.2%
924,527	Altria Group, Inc.(a)	35,751,459
601,057	Philip Morris International, Inc.(a)	43,853,119

		79,604,578

	Trading Companies & Distributors – 0.1%
29,008	GATX Corp.(a)	1,814,741
148,294	HD Supply Holdings, Inc.(a)(b)	4,215,998

		6,030,739

	Wireless Telecommunication Services – 0.0%
307,602	Sprint Corp.(a)(b)	2,651,529

	Total Common Stocks (Identified Cost $4,369,884,009)	6,469,718,891

Total Purchased Options – 2.9% (Identified Cost $204,234,110) (see detail below)		199,311,305

Principal Amount
Short-Term Investments – 4.3%
$288,941,185	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $288,941,185 on 4/01/2020 collateralized by $292,810,000 U.S. Treasury Notes, 0.500% due 3/15/2023 valued at $294,721,464 including accrued interest(c) (Identified Cost $288,941,185)	288,941,185
	Total Investments – 102.7% (Identified Cost $4,863,059,304)	6,957,971,381
	Other assets less liabilities – (2.7)%	(185,545,022)

	Net Assets – 100.0%	$6,772,426,359

Purchased Options – 2.9%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 2.9%
S&P 500® Index, Put(b)(d)	6/19/2020	2,800	3,770	$974,390,430	$17,834,835	$113,005,750
S&P 500® Index, Put(b)(d)	9/18/2020	2,200	6,719	$1,736,586,021	$186,399,275	$86,305,555

Total					$204,234,110	$199,311,305

Written Options – (4.5%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (4.5%)
S&P 500® Index, Call(d)	4/17/2020	2,550	(2,746)	$(709,728,414)	$(50,914,334)	$(33,844,450)
S&P 500® Index, Call(d)	4/17/2020	2,575	(2,750)	(710,762,250)	(37,057,698)	(29,535,000)
S&P 500® Index, Call(d)	4/17/2020	2,600	(2,748)	(710,245,332)	(43,751,820)	(25,432,740)
S&P 500® Index, Call(d)	4/17/2020	2,650	(2,749)	(710,503,791)	(39,138,254)	(18,005,950)
S&P 500® Index, Call(d)	4/24/2020	2,650	(2,748)	(710,245,332)	(33,013,684)	(22,877,100)
S&P 500® Index, Call(d)	4/30/2020	2,700	(2,762)	(713,863,758)	(26,905,830)	(19,085,420)
S&P 500® Index, Call(d)	5/15/2020	2,500	(2,760)	(713,346,840)	(35,210,527)	(57,339,000)
S&P 500® Index, Call(d)	5/15/2020	2,525	(2,748)	(710,245,332)	(42,938,906)	(52,569,240)
S&P 500® Index, Call(d)	5/15/2020	2,550	(2,750)	(710,762,250)	(46,971,195)	(48,221,250)

Total					$(355,902,248)	$(306,910,150)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“Cboe”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund fair values S&P 500® Index options pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2020, purchased options were fair valued at $199,311,305 and written options were fair valued at $(306,910,150) representing 2.9% and (4.5%), respectively of net assets.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,469,718,891	$—	$—	$6,469,718,891
Purchased Options*	—	199,311,305	—	199,311,305
Short-Term Investments	—	288,941,185	—	288,941,185

Total	$6,469,718,891	$488,252,490	$—	$6,957,971,381

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(306,910,150)	$—	$(306,910,150)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2020, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2020:

Assets	Investments at value [1]
Exchange-traded asset derivatives
Equity contracts	$199,311,305

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(306,910,150)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2020 (Unaudited)

Software	8.2%
IT Services	5.4
Interactive Media & Services	5.2
Pharmaceuticals	5.0
Technology Hardware, Storage & Peripherals	5.0
Semiconductors & Semiconductor Equipment	4.5
Internet & Direct Marketing Retail	4.2
Banks	4.0
Health Care Equipment & Supplies	3.4
Index Options	2.9
Health Care Providers & Services	2.8
Oil, Gas & Consumable Fuels	2.5
Biotechnology	2.3
Diversified Telecommunication Services	2.3
Entertainment	2.2
Diversified Financial Services	2.2
Specialty Retail	2.2
Beverages	2.1
Other Investments, less than 2% each	32.0
Short-Term Investments	4.3

Total Investments	102.7
Other assets less liabilities (including open written options)	(2.7)

Net Assets	100.0%